Financial Instruments - Carrying Values and Estimated Fair Values (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Non-Derivatives:
Cash and cash equivalents	$ 527,591	$ 770,567	$ 679,225	$ 878,838
Trade accounts receivable	31,511		38,915
Current portion of long-term debt and short-term debt	(353,334)		(342,566)
Long-term debt	(820,258)		(874,164)
Derivatives:
Deposits, money market deposits	445,900		481,700
Interest income, money market deposits	13,400	$ 17,800
Less: Deferred financing costs	20,711		23,853
Commodity contract
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	0		7,581
Carrying value | Level 1
Non-Derivatives:
Cash and cash equivalents	527,591		679,225
Restricted cash and short-term deposits	93,930		92,245
Trade accounts receivable	31,511		38,915
Money market funds	4,059		3,929
Trade accounts payable	(88,985)		(7,454)
Unsecured long-term debt, noncurrent	(199,905)		(199,869)
Carrying value | Level 1 | Interest rate swap
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	2,340		2,461
Carrying value | Level 1 | Commodity contract
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	0		7,581
Carrying value | Level 2
Non-Derivatives:
Current portion of long-term debt and short-term debt	(356,931)		(343,781)
Long-term debt	(637,467)		(696,933)
Carrying value | Level 2 | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	169,408		159,611
Carrying value | Level 2 | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	41,142		39,387
Carrying value | Level 2 | Commodity contract
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	24,378		48,079
Fair value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value	527,591		679,225
Restricted cash and short-term deposits, fair value	93,930		92,245
Trade accounts receivable, fair value	31,511		38,915
Money market funds, fair value	4,059		3,929
Trade accounts payable, fair value	(88,985)		(7,454)
Unsecured long-term debt, noncurrent, fair value	(199,184)		(197,906)
Fair value | Level 1 | Interest rate swap
Non-Derivatives:
Other receivables, fair value disclosure	2,340		2,461
Fair value | Level 1 | Commodity contract
Non-Derivatives:
Other receivables, fair value disclosure	0		7,581
Fair value | Level 2
Non-Derivatives:
Current portion of long-term debt and short-term debt, fair value	(356,931)		(343,781)
Long-term debt, fair value	(637,467)		(696,933)
Fair value | Level 2 | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	169,408		159,611
Fair value | Level 2 | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	41,142		39,387
Fair value | Level 2 | Commodity contract
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	$ 24,378		$ 48,079